CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 6,193	$ (13,714)
Adjustments to reconcile net income to net cash provided by operating activities
Provision for bad debt	4,798	3,039
Depreciation and amortization	25,401	17,954
Loss from sales of assets	0	411
Loss on disposal of assets	8	0
Lease restructuring charges	542	4,203
Debt extinguishment	2,108	0
Stock-based compensation, net of amounts capitalized	6,393	958
Payment of contingent consideration	0	(1,000)
Amortization of debt issuance costs	1,379	936
Deferred income tax provision, net	16,459	(479)
Other	0	400
Change in fair value of contingent consideration	1,106	0
Change in fair value of warrant liabilities	(18,115)	8,840
Change in tax receivable agreement liabilities	(16,402)	1,138
Change in income tax receivable and payable	(727)	0
Change in accounts receivable	(8,369)	(14,409)
Change in prepaid expenses and other current assets	(419)	(630)
Change in accounts payable and accrued expenses	(612)	8,742
Change in other liabilities	(956)	622
Net cash provided by operating activities	18,787	17,011
Cash flows from investing activities
Additions to property and equipment	(9,114)	(10,372)
Acquisition of businesses, net of cash acquired	(25,129)	(2,799)
Other	0	10
Net cash used in investing activities	(34,243)	(13,161)
Cash flows from financing activities
Proceeds from Business Combination	0	29,278
Proceeds from issuance of long-term debt	220,840	2,253
Payments of long-term debt and notes payable	(200,977)	(5,641)
Proceeds from borrowings on revolving credit facilities	11,000	10,000
Payments of borrowings on revolving credit facilities	(15,000)	(11,000)
Payment of debt issuance costs	(3,565)	(189)
Tax withholding on share based awards	(994)	0
Payment of equity issuance	(493)	0
Payment of early termination	(188)	0
Proceeds from warrants exercised	11	0
Distribution to members	(196)	0
Other	15	(162)
Net cash provided by financing activities	10,453	24,539
Net change in cash	(5,003)	28,389
Cash, beginning of period	31,397	3,008
Cash, end of period	26,394	31,397
Supplemental Disclosure of Cash Flow Information
Interest	12,926	13,255
Income taxes	4,442	3,940
Contingent and deferred acquisition consideration	11,903	0
Stock-based compensation capitalized in property and equipment	447	0
Capital expenditures included in accounts payable	410	325
Issuance of equity for Aimtell/PushPros/Aramis, Crisp Results and SmarterChaos	$ 35,000	$ 3,000